Concentration of Risks - Schedule of Outstanding Principal Balance of Loans to Borrowers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sales partners A and B [Member]
Schedule of Outstanding Principal Balance of Loans to Borrowers [Line Items]
Sales partners	43.10%	37.40%
Sales partners A, B, and C [Member]
Schedule of Outstanding Principal Balance of Loans to Borrowers [Line Items]
Sales partners	67.30%	63.10%